Intangible assets and goodwill	12 Months Ended
Dec. 31, 2020
Intangible assets and goodwill.
Intangible assets and goodwill

14     Intangible assets and goodwill

		Rights on	Customer	Educational		Software license and		Educational	Non-compete
	Goodwill	contracts	relationships	system	Copyrights	development	Trademarks	platform	agreement	In Progress	Total

Cost
As of December 31, 2018	89,634	15,263	23,045	36,656	12,692	2,808	19,177	21,911	1,097	2,213	224,496
Corporate restructuring	(53,521)	—	—	—	—	—	—	—	—	—	(53,521)
Acquisitions	—	—	—	—	8,377	4,441	—	23,634	309	6,341	43,102
Disposals	—	—	—	—	—	—	—	(1,841)	—	—	(1,841)
Acquisitions through business combinations	880,654	—	183,926	214,567	—	11,163	336,121	24,728	6,897	20,607	1,678,663
Transfer	—	—	—	—	—	—	—	19,555	—	(19,555)	—
As of December 31, 2019	916,767	15,263	206,971	251,223	21,069	18,412	355,298	87,987	8,303	9,606	1,890,899
Acquisitions	—	—	—	—	8,131	22,127	3	51,262	431	14,873	96,827
Disposals	—	—	—	—	(3)	(94)	—	(4,607)	—	—	(4,704)
Acquisitions through business combinations	477,584	—	115,172	29,775	14	5,103	121,053	13,102	3,122	—	764,925
Transfer	—	—	—	—	249	(231)	—	22,604	—	(22,622)	—
As of December 31, 2020	1,394,351	15,263	322,143	280,998	29,460	45,317	476,354	170,348	11,856	1,857	2,747,947

Amortization
As of December 31, 2018	—	(3,949)	(7,560)	(12,716)	(3,939)	(648)	(3,810)	(3,860)	(274)	—	(36,756)
Amortization	—	(1,342)	(6,450)	(9,518)	(7,743)	(2,307)	(4,431)	(10,449)	(536)	—	(42,776)
Amortization of disposals	—	—	—	—	—	—	—	536	—	—	536
As of December 31, 2019	—	(5,291)	(14,010)	(22,234)	(11,682)	(2,955)	(8,241)	(13,773)	(810)	—	(78,996)
Amortization	—	(1,527)	(24,227)	(26,941)	(6,421)	(6,789)	(19,074)	(35,072)	(1,947)	—	(121,998)
Amortization of disposals	—	—	—	—	—	3	—	2,681	—	—	2,684
As of December 31, 2020	—	(6,818)	(38,237)	(49,175)	(18,103)	(9,741)	(27,315)	(46,164)	(2,757)	—	(198,310)

Net book value
As of December 31, 2018	89,634	11,314	15,485	23,940	8,753	2,160	15,367	18,051	823	2,213	187,740
As of December 31, 2019	916,767	9,972	192,961	228,989	9,387	15,457	347,057	74,214	7,493	9,606	1,811,903
As of December 31, 2020	1,394,351	8,445	283,906	231,823	11,357	35,576	449,039	124,184	9,099	1,857	2,549,637

(a)      Goodwill

The carrying amount of goodwill by operating segment was:

	2020	2019
Core	918,091	755,539
Supplemental	476,260	161,228
	1,394,351	916,767

Impairment test for goodwill

The Company performed its annual impairment test on December 31, 2020 and 2019. The Company tests at least annually the recoverability of the carrying amount of each operating segment. The process of estimating these values involves the use of assumptions, judgments and estimates of future cash flows that represent the Company’s best estimate.

Goodwill is monitored by management at the level of cash generating unit, which is the same of the two operating segments. The Core and Supplemental operating segments had an important cash flow improvement as they have increased their number of students and achieved greater scale that positively impact the gross margin.

The value-in-use calculation is based on cash flow projections and financial budgets approved by management for a period of five years. Cash flows beyond the five-year period were extrapolated using an estimated growth rate. The growth rate does not exceed the average long-term rate for the industry. The value-in-use of the Core operating segment calculated for 2020 was R$ 2,372,829 (R$ 2,130,003 in 2019), and the carrying amount was R$ 2,099,723. The value-in-use of the Supplemental operating segment for 2020 was R$ 1,349,754 (R$ 854,855 in 2019), and the carrying amount was R$ 812,614.

The value-in-use calculations were based on the discounted cash flow model and are based on the following assumptions for those segments:

			Growth rate
	Budget period		beyond budget
	growth rate		period		Discount rate
	2020	2019	2020	2019	2020	2019
Core	9.2%	11.1%	3.2%	4.3%	11.1%	12.7%
Supplemental	17.3%	18.3%	3.2%	4.3%	12.4%	14.5%

Significant estimate: impact of possible changes in key assumptions

A decrease of 180 basis points in management estimated gross margin used in the value-in-use calculation for the Core operating segment as of December 31, 2020 (73.0% instead of 74.8%), would have not resulted in the recognition of an impairment of goodwill. Also, the Company performed the same sensitivity analysis for the Supplemental operating segment (80.6% instead of 82.4%) and concluded it would have not resulted in the recognition of an impairment of goodwill.

In addition, an increase of 180 basis points in management’s estimated discount rate applied to the cash flow projections of the Core operating segment for the year ended December 31, 2020 (12.9% instead of 11.1%), would have not resulted in the recognition of an impairment of goodwill.

Also, the Company performed the same sensitivity analysis for the Supplemental operating segment (14.2% instead of 12.4%) and concluded it would have not resulted in the recognition of an impairment of goodwill.

There was no goodwill impairment for the years ended December 31, 2020, 2019 and 2018.

(b)     Other intangible assets

Intangible assets, other than goodwill, are valued separately for each acquisition and are amortized over their respective useful lives. The useful lives and methods of amortization of other intangibles are reviewed each financial year end and adjusted prospectively, if appropriate.

The estimated useful lives of intangible assets for the years ended December 31, 2020, are as follows:

Years
Rights on contracts	10
Customer relationships	5 to 16
Educational system	3 to 10
Copyrights	3
Software license	2 a 5
Trademarks	10 to 20
Educational platform	3 a 10
Non-compete agreement	2 a 5

For the years ended December 31, 2020, 2019 and 2018 there were no indicators that the Company’s intangible assets with definite lives might be impaired.